Nature of cost and expense (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Direct cost	$ 1,244,726,961	$ 1,232,870,856	$ 1,090,286,882
Personnel expense (1)	411,224,564	422,094,320	345,543,898
Transportation and distribution	372,646,166	377,004,558	332,820,614
Advertising and promotion	150,397,090	152,571,607	139,205,727
Depreciation and amortization	155,358,693	153,234,224	126,119,198
Materials and maintenance	96,529,172	95,149,680	75,253,468
Energy	44,875,289	43,893,542	36,071,907
Leases (2)	25,639,891	26,686,406	23,725,453
Others expenses (3)	199,208,091	178,570,881	147,665,534
Total	$ 2,700,605,917	$ 2,682,076,074	$ 2,316,692,681